Statements of Changes in Shareholders' Equity (Deficit) (Parentheticals) - Class B Ordinary Shares - shares	Jun. 06, 2024	Dec. 31, 2025	Jun. 25, 2025	Jun. 15, 2025	Dec. 31, 2024
Ordinary shares issued		6,900,000	1,150,000	750,000	6,900,000
Number of shares surrendered	9,375,000